Deferred Share Units - Schedule of Deferred Share Units (Details) (10-K/A)	12 Months Ended
	Jun. 30, 2020 $ / shares shares
Number of shares, Unvested, Beginning balance | shares
Number of shares, Granted | shares	7,500,000	[1]
Number of shares, Unvested, Ending balance | shares	7,500,000
CAD [Member]
Weighted average grant date fair value per share, Unvested, Beginning balance | $ / shares
Weighted average grant date fair value per share, Granted | $ / shares	0.65	[1]
Weighted average grant date fair value per share, Unvested, Ending balance | $ / shares	$ 0.65

[1]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these DSUs results in stock-based compensation of $549,664 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.